Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous assets [Abstract]
Details of other assets

Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Prepaid expenses	161,129	135,010
Advance payments	18,467	78,306
Others	18,057	20,330

Total	197,653	233,646